Equity_Accumulated Other Comprehensive Income(Details) $ in Thousands, ₩ in Millions	Dec. 31, 2019 KRW (₩)		Dec. 31, 2019 USD ($)	[1]	Dec. 31, 2018 KRW (₩)
Other Reserves Abstract [Abstract]
Remeasurements of net defined benefit liabilities	₩ (290,228)				₩ (234,401)
Exchange differences on translating foreign operations	31,793				(5,784)
Net gains on financial instruments at fair value through other comprehensive income	487,331				450,694
Shares of other comprehensive income of associates and joint ventures	3,318				(4,377)
Cash flow hedges	(27,333)				5,849
Losses on hedges of a net investment in a foreign operation	(41,992)				(33,092)
Other comprehensive income arising from separate account	18,381				15,017
Fair value changes on financial liabilities designated at fair value due to own credit risk	(20,326)				(8,954)
Net overlay adjustments	187,077				(7,146)
Total	₩ 348,021	[1]	$ 301,197		₩ 177,806

[1]	The consolidated statement of financial position as of December 31, 2019 is prepared in accordance with IFRS 16, and the comparatives as of December 31, 2018 has not been restated.